Commitments and Contingencies - Additional Information - Statoil (Details) - Randgrid shuttle tanker - USD ($) $ in Millions	1 Months Ended
	Nov. 30, 2017	May 31, 2013
Loss Contingencies [Line Items]
Estimated claim	$ 100
Expected cost of project		$ 382